Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net loss	$ (8,100,132)	$ (6,471,668)
Add (deduct) items not affecting cash:
Net income from investments	(178,046)	(220,112)
Depreciation	213,531	174,007
Loss on disposal of mineral property interest		85,052
Loss on disposal of plant and equipment		14,804
Share-based compensation	3,244,613	961,484
Unrealized foreign exchange loss (gain)	22,103	(185,475)
Changes in non-cash operating working capital	(1,086,144)	925,800
Interest received	370,100	152,111
Net cash used in operating activities	(5,513,975)	(4,563,997)
Investing activities
Capital expenditures	(18,025,316)	(11,095,064)
Proceeds on disposals	2,986,188
Plant and equipment
Additions	(92,835)	(538,548)
Proceeds on disposals		1,808
Changes in other tax receivable	(1,898,626)	(1,415,404)
Net cash used in investing activities	(17,030,589)	(13,047,208)
Financing activities
Proceeds from issuance of common shares	825,116	1,782,895
Net cash provided by financing activities	825,116	1,782,895
Effect of exchange rate changes on cash	(1,306,744)	(1,290,668)
Decrease in cash	(23,026,192)	(17,118,978)
Cash, beginning of the year	29,322,504	46,441,482
Cash, end of the year	$ 6,296,312	$ 29,322,504